DIRECTORS LOAN (Tables)	12 Months Ended
Mar. 31, 2026
DIRECTORS LOAN
Schedule of unsecured loans payable
Total
($)
Balance, March 31, 2024	784,947
Amortization of transaction costs	181,357
Balance, March 31, 2025	966,304
Interest expense	100,000
Amortization of transaction costs	34,678
Cash interest paid	(50,136)
Closing balance, March 31, 2026	1,050,846
Current portion	1,050,846
Non-current portion	–

Finance expenses	Years ended March 31,
	2026	2025
	($)	($)
Interest on loan	100,000	99,000
Amortization of transaction costs	34,678	181,357
Total	134,678	280,357